Other current and non-current financial liabilities - Additional Information (Details) $ / shares in Units, € in Thousands			1 Months Ended	12 Months Ended
	Feb. 27, 2023 USD ($) shares $ / shares	Dec. 17, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2023 EUR (€) tranche	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Consideration paid in cash				€ 117,686	€ 585	€ 4,224
Group’s percentage interest				90.00%
Written put options on non-controlling interests				€ 136,466	178,766
Proceeds from the exercise of warrants				4,409	0	0
Number of shares issued (in shares) | shares	5,761,067
Redemption of warrants		€ 455,000		0	0	€ 455,000
Written put options on non-controlling interests				22,102	€ 0
Thom Browne | Subsidiaries
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Percentage of additional interest acquired in subsidiary			5.00%
Consideration paid in cash			€ 30,653
Group’s percentage interest			90.00%
Public warrants
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments outstanding (in shares) | shares					13,416,636
Public warrants | Equals or exceeds USD10.00 per share (in USD per share)
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Redemption price per warrant (in USD per share) | $ / shares	$ 0.10
Private placement warrants
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments outstanding (in shares) | shares					6,700,000
Warrants
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of warrants exercised (in shares) | shares	408,667
Exercise price of warrants (in USD per share) | $ / shares	$ 11.50
Proceeds from the exercise of warrants | $	$ 4,700,000
Number of warrants exercised on cashless basis (in shares) | shares	19,322,846
Warrants exchanged for ordinary shares (in shares) | shares	0.277
Percent of outstanding warrants exercised	98.00%
Percent of outstanding warrants exercised, cash	2.00%
Percent of outstanding warrants exercised, cashless basis	96.00%
Number of other equity instruments outstanding (in shares) | shares	385,123
Redemption of warrants | $	$ 38,500
Non-controlling interests options reserve | Thom Browne non-controlling interest shareholders
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Other reserves				€ 162,066	€ 162,066
Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests				10.00%
Written put options on non-controlling interests				€ 138,558
Written put options on non-controlling interests				116,456	155,551
Written put options on non-controlling interests				22,102	0
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests				€ 20,010	€ 23,215
Written put options | Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests				15.00%
Written put options | Thom Browne | Tranche one
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests				2.00%
Written put options | Thom Browne | Tranche two
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests				5.00%
Written put options | Thom Browne | Tranche three
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests				3.00%
Written put options | Thom Browne | MrThom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of tranches for the right to exercise a sale option | tranche				3
Written put options | Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests				35.00%
Number of tranches for the right to exercise a sale option | tranche				2